Demonstration Plant (formerly Pilot plant)	3 Months Ended
Sep. 30, 2023
Demonstration Plant (formerly Pilot plant)
Demonstration Plant (formerly Pilot plant)
7.	Demonstration Plant (formerly Pilot Plant)

As at September 30, 2023, and 2022, demonstration plant costs are comprised of the following:

	Three months ended
	September 30,
	2023	2022
Internet	$3	$3
Personnel	1,190	1,309
Reagents	629	435
Repairs and maintenance	338	7
Supplies	385	751
Testwork	785	322
Office trailer rental	15	13
Utilities	24	36
Vehicle	9	—
Waste disposal & recycling	5	—
Total Demonstration plant operations costs	$3,383	$2,876